Pro Forma and Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Real estate securities, available-for-sale	$ 1,759,239	[1],[2]	$ 289,756
Investments in excess mortgage servicing rights at fair value	271,420		245,036	43,971
Investments in excess mortgage servicing rights, equity method investees, at fair value	183,153
Investment in consumer loans, equity method investees	280,816
Residential mortgage loans, held-for-investment	33,636
Cash and cash equivalents	209,699
Other assets	4,479		84
[Assets]	2,742,442		534,876	43,971
Liabilities
Repurchase agreements	1,474,338		150,922
Due to affiliate	3,631		5,136	158
Dividends Payable	17,712
Accrued expenses and other liabilities	1,036		462	755
Purchase price payable on investments in excess mortgage servicing rights				3,250
[Liabilities]	1,496,717		156,520	4,163
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013	2,530
Additional paid-in capital	1,157,042		362,830
Retained earnings	66,939
Newcastle's Equity				39,808
Accumulated other comprehensive income	19,214		15,526
Total Equity	1,245,725		378,356	39,808
[LiabilitiesAndStockholdersEquity]	2,742,442		534,876	43,971
Historical
Assets
Real estate securities, available-for-sale	1,759,239	[3]
Investments in excess mortgage servicing rights at fair value	271,420	[3]
Investments in excess mortgage servicing rights, equity method investees, at fair value	183,153	[3]
Investment in consumer loans, equity method investees	280,816	[3]
Residential mortgage loans, held-for-investment	33,636	[3]
Cash and cash equivalents	209,699	[3]
Other assets	4,479	[3]
[Assets]	2,742,442	[3]
Liabilities
Repurchase agreements	1,474,338	[3]
Due to affiliate	3,631	[3]
Dividends Payable	17,712	[3]
Accrued expenses and other liabilities	1,036	[3]
Purchase price payable on investments in excess mortgage servicing rights		[3]
[Liabilities]	1,496,717	[3]
Commitments and contingencies		[3]
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013	2,530	[3]
Additional paid-in capital	1,157,042	[3]
Retained earnings	66,939	[3]
Accumulated other comprehensive income	19,214	[3]
Total Equity	1,245,725	[3]
[LiabilitiesAndStockholdersEquity]	2,742,442	[3]
Closed Transaction Adjustments
Assets
Real estate securities, available-for-sale
Investments in excess mortgage servicing rights at fair value	26,637	[4]
Investments in excess mortgage servicing rights, equity method investees, at fair value	171,874	[5]
Investment in consumer loans, equity method investees	(106,538)	[6]
Residential mortgage loans, held-for-investment
Cash and cash equivalents	(91,973)	[7]
Other assets
[Assets]	0
Liabilities
Repurchase agreements
Due to affiliate
Dividends Payable
Accrued expenses and other liabilities
Purchase price payable on investments in excess mortgage servicing rights
[Liabilities]
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013
Additional paid-in capital
Retained earnings
Accumulated other comprehensive income
Total Equity
[LiabilitiesAndStockholdersEquity]	0
Pending Transaction Adjustments
Assets
Real estate securities, available-for-sale
Investments in excess mortgage servicing rights at fair value
Investments in excess mortgage servicing rights, equity method investees, at fair value	19,201	[5]
Investment in consumer loans, equity method investees
Residential mortgage loans, held-for-investment
Cash and cash equivalents
Other assets
[Assets]	19,201
Liabilities
Repurchase agreements
Due to affiliate
Dividends Payable
Accrued expenses and other liabilities
Purchase price payable on investments in excess mortgage servicing rights	19,201	[8]
[Liabilities]	19,201
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013
Additional paid-in capital
Retained earnings
Accumulated other comprehensive income
Total Equity
[LiabilitiesAndStockholdersEquity]	19,201
Pro Forma
Assets
Real estate securities, available-for-sale	1,759,239
Investments in excess mortgage servicing rights at fair value	298,057
Investments in excess mortgage servicing rights, equity method investees, at fair value	374,228
Investment in consumer loans, equity method investees	174,278
Residential mortgage loans, held-for-investment	33,636
Cash and cash equivalents	117,726
Other assets	4,479
[Assets]	2,761,643
Liabilities
Repurchase agreements	1,474,338
Due to affiliate	3,631
Dividends Payable	17,712
Accrued expenses and other liabilities	1,036
Purchase price payable on investments in excess mortgage servicing rights	19,201
[Liabilities]	1,515,918
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30, 2013	2,530
Additional paid-in capital	1,157,042
Retained earnings	66,939
Accumulated other comprehensive income	19,214
Total Equity	1,245,725
[LiabilitiesAndStockholdersEquity]	$ 2,761,643

[1]	(A) Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[2]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[3]	(A) Represents our historical consolidated balance sheet at June 30, 2013.
[4]	(B) Represents the additional $26.6 million investment related to Pool 5.
[5]	(C) Represents the additional investment in additional equity method investees, excess mortgage servicing rights, subsequent to June 30, 2013. These investments include the $65.4 million related to Pool 9 and $106.5 related to Pool 10 (these amounts are net of deposits previously paid). The company has committed to invest an additional $19.2 million in Excess MSRs related to Pool 10 that has not closed as of the date of this filing.
[6]	(D) Represents the distribution of cash from the equity method investees, consumer loans.
[7]	(E) Represents adjustments to our cash balance for the closing of Excess MSR transactions and distribution from the equity method investees, consumer loans subsequent to June 30, 2013.
[8]	(F) Represents the payable related to the Company's commitment to invest an additional $19.2 million in Pool 10 that will become payable upon the closing of such transaction.